Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	49
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$266,603.36

Principal:
Principal Collections	$8,230,518.98
Prepayments in Full	$2,309,421.51
Liquidation Proceeds	$55,757.80
Recoveries	$55,537.69
Sub Total	$10,651,235.98
Collections	$10,917,839.34

Purchase Amounts:
Purchase Amounts Related to Principal	$151,835.12
Purchase Amounts Related to Interest	$753.27
Sub Total	$152,588.39

Clean-up Call	$134,311,504.81

Reserve Account Draw Amount	$3,289,706.63

Available Funds - Total	$148,671,639.17

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	49
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$148,671,639.17
Servicing Fee	$121,039.45	$121,039.45	$0.00	$0.00	$148,550,599.72
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$148,550,599.72
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$148,550,599.72
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$148,550,599.72
Interest - Class A-4 Notes	$18,835.88	$18,835.88	$0.00	$0.00	$148,531,763.84
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$148,531,763.84
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$148,508,739.67
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$148,508,739.67
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$148,490,535.00
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$148,490,535.00
Regular Principal Payment	$111,918,684.31	$111,918,684.31	$0.00	$0.00	$36,571,850.69
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$36,571,850.69
Residual Released to Depositor	$0.00	$36,571,850.69	$0.00	$0.00	$0.00

Total		$148,671,639.17

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$111,918,684.31
Total					$111,918,684.31
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$46,128,684.31	$341.69	$18,835.88	$0.14	$46,147,520.19	$341.83
Class B Notes	$39,470,000.00	$1,000.00	$23,024.17	$0.58	$39,493,024.17	$1,000.58
Class C Notes	$26,320,000.00	$1,000.00	$18,204.67	$0.69	$26,338,204.67	$1,000.69
Total	$111,918,684.31	$85.05	$60,064.72	$0.05	$111,978,749.03	$85.10

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	49

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$46,128,684.31	0.3416940	$0.00	0.0000000
Class B Notes	$39,470,000.00	1.0000000	$0.00	0.0000000
Class C Notes	$26,320,000.00	1.0000000	$0.00	0.0000000
Total	$111,918,684.31	0.0850523	$0.00	0.0000000

Pool Information
Weighted Average APR	2.271%	2.273%
Weighted Average Remaining Term	20.09	19.34
Number of Receivables Outstanding	13,641	13,238
Pool Balance	$145,247,337.82	$134,311,504.81
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$138,236,337.37	$128,018,037.79
Pool Factor	0.1026121	0.0948863

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$6,293,467.02
Targeted Overcollateralization Amount	$32,611,120.08
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$134,311,504.81

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$3,289,706.63
Ending Reserve Account Balance	$0.00
Change in Reserve Account Balance	$(3,289,706.63)
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	49
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		40	$188,299.60
(Recoveries)		60	$55,537.69
Net Loss for Current Collection Period			$132,761.91
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.0968%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1514%
Second Prior Collection Period			0.9720%
Prior Collection Period			0.1332%
Current Collection Period			1.1398%
Four Month Average (Current and Prior Three Collection Periods)			0.5991%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,115	$7,169,246.67
(Cumulative Recoveries)			$2,197,990.36
Cumulative Net Loss for All Collection Periods			$4,971,256.31
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3512%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,389.71
Average Net Loss for Receivables that have experienced a Realized Loss			$2,350.48

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.83%	170	$2,451,338.97
61-90 Days Delinquent	0.30%	25	$404,170.51
91-120 Days Delinquent	0.09%	9	$124,853.67
Over 120 Days Delinquent	0.25%	18	$332,208.92
Total Delinquent Receivables	2.47%	222	$3,312,572.07

Repossession Inventory:
Repossessed in the Current Collection Period		9	$164,031.33
Total Repossessed Inventory		13	$255,636.13

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4021%
Prior Collection Period			0.4985%
Current Collection Period			0.3928%
Three Month Average			0.4312%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6412%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	February 2025
Payment Date	3/17/2025
Transaction Month	49

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	45	$687,190.10
2 Months Extended	66	$1,149,142.59
3+ Months Extended	23	$352,513.32

Total Receivables Extended	134	$2,188,846.01

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 7, 2025

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer